Stockholders Equity	6 Months Ended	12 Months Ended
	Apr. 01, 2012	Oct. 02, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7 Stockholder’s Equity

Common stock:

On February 22, 2012, Alpha Capital Anstalt purchased 5,000,000 restricted shares of Common Stock of Registrant at a purchase price of $0.01 per share, for a total purchase price of $50,000. The purchase price for the Common Stock was negotiated on February 2, 2012 when the stock price was $0.01. The $50,000 has been utilized by Optex Systems Holdings for operating expenses. The Common Stock was purchased by Alpha in a private transaction exempt from registration under Section 4(2) of the Securities Act of 1934 and is restricted from resale and the stock certificate issued will bear the appropriate restrictive legend. There were no other issues of common or preferred stock during the three and six months ended April 1, 2012. During the three and six months ended April 3, 2011 there were no new issues of common or preferred stock.

On June 22, 2011, our shareholders approved an amendment to our articles of incorporation to increase our authorized shares of common stock to 2 billion. This amendment was the subject of a Definitive Information Statement on Scheduled 14C which was filed with the SEC on September 23, 2011 and filed with the Secretary of State of the State of Delaware on November 23, 2011.

On April 14, 2011 Optex filed a Registration Statement on Form S-1 which provides for the sale of up to 25,000,000 shares of our common stock at a fixed price (currently anticipated to be $0.01 per share). The S-1 also contemplates a reduction in the warrant exercise price to $0.01 per share for the 2009 private placement investors and a waiver of accrued dividends from the Series A preferred shareholders. The Registration Statement on Form S-1 is currently in the review process with the Commission.

Series A preferred stock

Optex Systems Holdings has filed a Certificate of Designation with the Secretary of State of the State of Delaware authorizing a series of preferred stock, under its articles of incorporation, known as “Series A preferred stock”. The Certificate of Designation currently sets forth the following terms for the Series A preferred stock: (i) number of authorized shares: 1,027; (ii) per share stated value: $6,830.64; (iii) liquidation preference per share: stated value; (iv) conversion price: $0.15 per share as adjusted from time to time; and (v) voting rights: votes along with the common stock on an as converted basis with one vote per share. The conversion price was subsequently reset to $0.01 per share as discussed below.

The Series A preferred stock entitles the holders to receive cumulative dividends at the rate of 6% per annum, payable in cash at the discretion of Board of Directors. Each share of preferred stock is immediately convertible into common shares at the option of the holder which entitles the holder to receive the equivalent number of common shares equal to the stated value of the preferred shares divided by the conversion price, which was initially set at $0.15 per share. The dividends were subsequently waived and the price per share was reset to $0.01 on February 21, 2012 as discussed below.

Holders of preferred shares receive preferential rights in the event of liquidation. Additionally the preferred stock shareholders are entitled to vote together with the common stock on an “as-converted” basis.

As of July 3, 2011, the preferred shareholders agreed to waive the past dividends in arrears through July 3, 2011 of $884 thousand in exchange for an increase in the stated value to $6,830.64. On February 21, 2012, in connection with the purchase of the 5,000,000 shares of common stock of Optex Systems Holdings by Alpha Capital, the preferred shareholders executed an irrevocable waiver for any and all previously accrued and outstanding dividends and the right to receive any future dividends on the Series A Preferred Stock. The per share conversion price of the Registrant’s Series A Preferred Stock has been automatically reset to $0.01 per share in accordance with the reset provision as set forth in paragraph 4(d)(ii) of the Series Designation for the Registrant’s Series A Preferred Stock. The total amount of dividends waived as a result of the February 21, 2012 waiver is $213 thousand. As of the three and six months ended April 1, 2012, Optex Systems Holdings reversed previously recorded preferred dividends payable of ($213) thousand and ($106) thousand, respectively. As of the three and six months ended April 3, 2011, Optex Systems Holdings recorded preferred dividends payable of $102 thousand and $203 thousand, respectively. As of April 1, 2012 as a result of the executed waiver dated February 21, 2012, there were no dividends in arrears on preferred shares and no future dividends will accrue on the preferred shares.

Note 11  –  Stockholders Equity

Common stock:

During the years ended October 2, 2011 and October 3, 2010 there were no new issues of common or preferred stock.

On April 14, 2011, pursuant to a Written Consent in Lieu of a Meeting of Shareholders, Sileas Corporation, holder of approximately 73.3% of the Company’s Common Stock, approved an amendment to the Company’s Certificate of Incorporation to increase the number of authorized shares of its Common Stock from 200,000,000 to 2,000,000,000. This Written Consent is the subject of a Schedule 14C Information Statement filed with the Securities and Exchange Commission on April 18, 2011, which is currently pending.

On April 14, 2011 Optex filed this Registration Statement on Form S-1 which provides for the sale of up to 25,000,000 shares of our common stock at a fixed price (currently anticipated to be $0.01 per share), which will trigger the ratchet provision of the Series A preferred stock and reduce the conversion price to $.01 per share. The S-1 also contemplates a reduction in the warrant exercise price to $0.01 per share for the 2009 private placement investors and a waiver of accrued dividends from the Series A preferred shareholders. This Registration Statement on Form S-1 is currently in the review process with the Commission

Series A preferred stock

Optex Systems Holdings has filed a Certificate of Designation with the Secretary of State of the State of Delaware authorizing a series of preferred stock, under its articles of incorporation, known as “Series A preferred stock”. The Certificate of Designation sets forth the following terms for the Series A preferred stock: (i) number of authorized shares: 1,027; (ii) per share stated value: $6,000; (iii) liquidation preference per share: stated value; (iv) conversion price: $0.15 per share as adjusted from time to time; and (v) voting rights: votes along with the common stock on an as converted basis with one vote per share.

The Series A preferred stock entitles the holders to receive cumulative dividends at the rate of 6% per annum, payable in cash at the discretion of Board of Directors. Each share of preferred stock is immediately convertible into common shares at the option of the holder which entitles the holder to receive the equivalent number of common shares equal to the stated value of the preferred shares divided by the conversion price, which was initially set at $0.15 per share.

Holders of preferred shares receive preferential rights in the event of liquidation. Additionally the preferred stock shareholders are entitled to vote together with the common stock on an ”as-converted” basis.

As of July 3, 2011, the preferred shareholders agreed to waive the past dividends in arrears through July 3, 2011 of $884 thousand in exchange for an increase in the stated value to $6,830.64.  According to the agreement, future dividends related to the preferred shares were also to be waived pending approval of the S1- filing .  As of the year ended October 2, 2011 Optex Systems Holdings has recorded $106 thousand of dividends payable on Series A preferred shares pending approval of the S1 filing.